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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02611
Invesco Van Kampen Exchange Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)       (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Exchange Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-CE-EXCH-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.4%
Aerospace & Defense 1.1%
Honeywell International, Inc.	12,478	$745,061

Coal & Consumable Fuels 1.3%
Massey Energy Corp.	12,780	873,641

Construction & Engineering 2.9%
Fluor Corp.	25,559	1,882,676

Diversified Banks 0.9%
HSBC Holdings PLC — ADR (United Kingdom)	11,471	594,198

Forest Products 0.4%
Louisiana-Pacific Corp. (a)	25,866	271,593

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,860	76,502

Health Care Equipment 0.9%
Baxter International, Inc.	9,960	535,549
CareFusion Corp. (a)	930	26,226

		561,775

Health Care Services 1.0%
Medco Health Solutions, Inc. (a)	12,102	679,648

Industrial Gases 10.4%
Air Products & Chemicals, Inc.	75,236	6,784,782

Industrial Machinery 1.7%
SPX Corp.	13,594	1,079,228

Integrated Oil & Gas 15.2%
BP PLC — ADR (United Kingdom)	33,740	1,489,284
Exxon Mobil Corp.	48,719	4,098,729
Hess Corp.	51,692	4,404,675

		9,992,688

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Exchange Fund

	Number of
Description	Shares	Value

IT Consulting & Other Services 3.7%
IBM Corp.	14,956	$2,438,875

Multi-Line Insurance 0.1%
American International Group, Inc. (a)	2,076	72,951
American International Group, Inc. (Warrants expiring 01/19/21) (a)	1,108	12,332

		85,283

Oil & Gas Drilling 0.3%
Transocean Ltd. (Switzerland) (a)	2,169	169,074

Oil & Gas Equipment & Services 12.0%
Baker Hughes, Inc.	25,531	1,874,741
Halliburton Co.	60,397	3,010,187
Schlumberger Ltd. (Netherlands Antilles)	32,031	2,987,211

		7,872,139

Oil & Gas Exploration & Production 5.2%
Apache Corp.	26,241	3,435,472

Packaged Foods & Meats 7.0%
McCormick & Co., Inc.	96,131	4,597,946

Pharmaceuticals 14.5%
Johnson & Johnson	53,320	3,159,210
Merck & Co., Inc.	101,062	3,336,056
Pfizer, Inc.	149,619	3,038,762

		9,534,028

Semiconductors 6.6%
Intel Corp.	215,966	4,356,034

Specialized REIT’s 1.7%
Plum Creek Timber Co., Inc.	25,500	1,112,056

Specialty Chemicals 12.4%
International Flavors & Fragrances, Inc.	49,513	3,084,660
Lubrizol Corp.	37,469	5,019,347

		8,104,007

Total Long Term Investments 99.4% (Cost $5,861,933)		65,246,706

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Exchange Fund

	Number of
Description	Shares	Value

Money Market Funds 0.5%
Liquid Assets Portfolio-Institutional Class (b)	140,362	$140,362
Premier Portfolio-Institutional Class (b)	140,362	140,362

Total Money Market Funds 0.5% (Cost $280,724)		280,724

Total Investments 99.9% (Cost $6,142,657)		65,527,430

Other Assets in Excess of Liabilities 0.1%		86,605

Net Assets 100.0%		$65,614,035

Investment Abbreviations:

ADR — American Depositary Receipt

REIT’s — Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Managing General Partners. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Managing General Partners. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Exchange Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$65,527,430	$—	$—	$65,527,430

Invesco Van Kampen Exchange Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $18,844 and $7, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$62,238,163

Aggregate unrealized (depreciation) of investment securities	(89,487)

Net unrealized appreciation of investment securities	$62,148,676

Cost of investments for tax purposes is $3,378,754.
Invesco Van Kampen Exchange Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Exchange Fund

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	May 27, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.